UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Contrarian Capital Management, L.L.C.

Address: 411 West Putnam Avenue
         Suite 225
         Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut         February 28, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $348,638,309.05

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number   Name

1.   028-                  Contrarian Equity Fund, LP


Contrarian Capital Management, LLC
Form 13F Holdings
12/31/2004

COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8

                              TITLE                       VALUE        SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP      (X$1000)       PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                --------       -----      --------       -------   --- ----  ----------  --------  ----  ------  ----
Alderwoods Group Inc          COM            014383103   9,222,422.88    811,833 SH        Sole        None       X
Blockbuster Inc               CL B           093679207  33,539,670.00  3,807,000 SH        Defined     1               X
Conseco Inc                   COM NEW        208464883   1,115,304.75     55,905 SH        Sole        None       X
Foot Locker Inc               COM            344849104  20,968,101.95    778,615 SH        Defined     1               X
Genesis Healthcare Corp       COM            37184D101     916,945.28     26,176 SH        Sole        None       X
Hollywood Entmt Corp          COM            436141105  21,621,420.59  1,651,751 SH        Defined     1               X
Integrated Alarm Svcs Group   COM            45890M109   3,982,067.19    725,331 SH        Defined     1               X
Leucadia Natl Corp            COM            527288104   2,426,241.60     34,920 SH        Sole        None       X
MCI Inc                       COM            552691107   3,110,114.16    154,752 SH        Sole        None       X
MI Devs Inc                   CL A Sub Vtg   55304x104   6,475,326.76    214,628 SH        Sole        None       X
Magna Entmt Corp              CL A           559211107   1,101,660.00    183,000 SH        Sole        None       X
Miller Inds Inc Tenn          COM NEW        600551204   8,295,906.30    734,151 SH        Sole        None       X
Mosaic Co                     COM            61945A107  16,797,196.80  1,029,240 SH        Defined     1               X
NRG Energy Inc                COM            629377508   2,908,550.05     80,681 SH        Sole        None       X
NTL Inc Del                   COM            62940M104   2,553,600.00     35,000 SH        Sole        None       X
Neighborcare Inc              COM            64015Y104   1,988,689.92     64,736 SH        Sole        None       X
PG&E Corp                     COM            69331C108     376,163.84     11,303 SH        Sole        None       X
PMA Cap Corp                  CL A           693419202   7,550,832.15    729,549 SH        Defined     1               X
Parker Drilling Co            COM            701081101  36,733,317.00  9,346,900 SH        Defined     1               X
Pier 1 Imports Inc            COM            720279108   7,162,920.00    363,600 SH        Defined     1               X
Price Communications Corp     COM NEW        741437305   5,750,444.70    309,330 SH        Sole        None       X
Quality Distr Inc Fla         COM            74756M102   2,188,431.70    258,986 SH        Defined     1               X
Radiologix Inc                COM            75040k109  16,826,260.00  3,824,150 SH        Defined     1               X
Rite Aid Corp                 COM            767754104  28,281,233.58  7,727,113 SH        Defined     1               X
Sun Healthcare Group Inc      COM NEW        866933401   2,651,478.46    287,860 SH        Sole        None       X
Terra Inds Inc                COM            880915103  18,250,016.16  2,055,182 SH        Defined     1               X
USA Mobility Inc              COM            90341G103  49,966,580.73  1,415,083 SH        Defined     1               X
Unitedglobalcom               CL A           913247508   7,382,655.00    764,250 SH        Sole        None       X
Washington Group Intl Inc     COM            938862208  28,494,757.50    690,782 SH        Defined     1                X



01385.0001 #551649